Financial instruments (Details 13) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (4,497,334)
Exchange variation recorded in the period on OCI / IR and CSL	(2,076,266)
Exchange variation transferred to profit or loss / IR and CSL	675,036
Ending balance	(5,898,564)
Exchange variation
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(6,814,142)
Exchange variation recorded in the period on OCI / IR and CSL	(3,145,857)
Exchange variation transferred to profit or loss / IR and CSL	1,022,782
Ending balance	(8,937,217)
IR and CSL
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,316,808
Exchange variation recorded in the period on OCI / IR and CSL	1,069,591
Exchange variation transferred to profit or loss / IR and CSL	(347,746)
Ending balance	3,038,653
Braskem Idesa
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,481,213)
Exchange variation recorded in the period on OCI / IR and CSL	11,677
Exchange variation transferred to profit or loss / IR and CSL	165,599
Ending balance	(2,303,937)
Braskem Idesa | Exchange variation
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,545,639)
Exchange variation recorded in the period on OCI / IR and CSL	16,681
Exchange variation transferred to profit or loss / IR and CSL	236,570
Ending balance	(3,292,388)
Braskem Idesa | IR and CSL
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,064,426
Exchange variation recorded in the period on OCI / IR and CSL	(5,004)
Exchange variation transferred to profit or loss / IR and CSL	(70,971)
Ending balance	R$ 988,451